Leases	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Leases
NOTE 16. LEASES

This Note provides information for leases where the Grupo is the lessee:
(i) Amounts recognized in the Statement of Financial Position:

	12.31.20	12.31.19
Right-of-use asset (1)	4,052,593	5,011,534
Real estate	4,052,593	5,011,534
Lease Liabilities (2)	4,363,406	5,129,987

(1)	Recorded in the Property, Plant and Equipment item, for right of use of real property, see Note 17.
(2)	Recorded in the item Other Financial Liabilities, see Note 25.
Additions to the right-of-use assets during the financial year were Ps.629,385.
The maturity of lease liabilities is disclosed in Note 45.
(ii) Amounts recognized in the Statement of Income:

	12.31.20	12.31.19
Charge for depreciation of right-of-use assets (1)(2)	1,312,301	1,313,102
Interest Expenses (3)	398,850	511,138
Expenses related to short-term leases (4)	141,700	33,079
Expenses related to low-value assets leases (4)	167,148	102,714
Sublease Income (5)	9,790	2,146

(1)	Depreciation for right of use of Real Property.
(2)	Recorded in the item Depreciation and Impairment of assets, see Note 39.
(3)	Recorded in the item Other Operating Expenses, Lease Interest, see Note 40.
(4)	Recorded in the item Administrative Expenses, see Note 38.
(5)	Recorded in the item Other Operating Income, see Note 34.
The evolution of right -of-use assets and lease liabilities during the years 2020 and 2019 and is as follows:

Right-of-use assets	12.31.20	12.31.19
Balances at the beginning of the year	5,011,534	6,073,274
Additions	629,385	251,362
Cancellation of contracts	(276,025)	—
Depreciation of the year	(1,312,301)	(1,313,102)

Balances at the end of the year	4,052,593	5,011,534

Lease liabilities (1)	12.31.20	12.31.19
Balances at the beginning of the year	5,129,987	6,073,274
New contracts	629,385	251,362
Cancellation of contracts	(269,503)	—
Lease payments	(1,333,090)	(1,361,874)
Leases financial cost	398,850	511,138
Translation differences and inflation adjustment	(192,223)	(343,913)

Balances at the end of the year	4,363,406	5,129,987

(1)	Recorded in the item Other Financial Liabilities, see Note 25.
The total cash flows related to leases was Ps.1,333,090.